S000055516 [Member] Investment Objectives and Goals - FlexShares Core Select Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FlexShares® Core Select Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return and preservation of capital.